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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 6, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account UL
      File Nos. 033-57320 and 811-06025

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the MetFlex Prospectus Supplement and Statement of Additional Information ("SAI") being used for MetFlex variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and SAI for that product contained in the Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 14, 2016.

Please call the undersigned at (203) 316-8888 with any questions.

Sincerely yours,

/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel